Investments in associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2019
Income statement and statement of comprehensive income
Revenue	€ 44,974	€ 43,666	€ 46,571
Other expense	(4,281)	148	(213)
Operating profit/(loss)	4,099	(951)	4,299
(Loss)/profit before tax	795	(2,613)	3,878
(Loss)/profit from continuing operations	(455)	(7,644)	2,788
VIL Group
Income statement and statement of comprehensive income
Amount of group's investment				€ 0
Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue	5,704	3,379
Operating expenses	(4,938)	(2,999)
Depreciation and amortisation expense	(2,426)	(1,364)
Other expense	(6,627)	(253)
Operating profit/(loss)	(8,287)	(1,237)
Interest income	147	56
Interest expense	(1,740)	(817)
(Loss)/profit before tax	(9,880)	(1,998)
Income tax		1
(Loss)/profit from continuing operations	(9,880)	(1,997)
VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue	3,948	3,868	3,972
Operating expenses	(2,163)	(2,169)	(2,285)
Depreciation and amortisation expense	(1,528)	(2,012)	(2,232)
Operating profit/(loss)	257	(313)	(545)
Interest income			6
Interest expense	(343)	(602)	(543)
(Loss)/profit before tax	(86)	(915)	(1,082)
Income tax	(42)	437	287
(Loss)/profit from continuing operations	(128)	(478)	(795)
Indus Towers Limited
Income statement and statement of comprehensive income
Revenue	2,365	2,227	2,477
Operating expenses	(1,336)	(1,438)	(1,478)
Depreciation and amortisation expense	(268)	(305)	(303)
Other expense	(592)
Operating profit/(loss)	169	484	696
Interest income	32	11	16
Interest expense	(196)	(79)	(74)
(Loss)/profit before tax	5	416	638
Income tax	39	(238)	(316)
(Loss)/profit from continuing operations	44	178	322
Vodafone Hutchison Australia Pty Limited
Income statement and statement of comprehensive income
Revenue	2,108	2,290	2,518
Operating expenses	(1,489)	(1,634)	(1,745)
Depreciation and amortisation expense	(508)	(494)	(483)
Operating profit/(loss)	111	162	290
Interest income	4	3	3
Interest expense	(256)	(240)	(230)
(Loss)/profit before tax	(141)	(75)	63
Income tax			1
(Loss)/profit from continuing operations	€ (141)	€ (75)	€ 64